Offerings - Offering: 1	Feb. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	385.40
Maximum Aggregate Offering Price	$ 19,270,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,950.24
Offering Note
(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.
(2)Represents additional shares of Class A common stock available for future issuance under the Erie Indemnity Company Deferred Stock Plan for Outside Directors (as amended, restated, supplemented or otherwise modified from time to time, the “Plan”) or that may become issuable under the Plan pursuant to its terms.
(3)This estimate is made pursuant to Rule 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's Class A common stock as reported on the Nasdaq Stock Market on February 21, 2025, which date is within five business days prior to filing this registration statement.